OPERATING LEASES - RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OPERATING LEASES - RIGHT OF USE ASSETS
Schedule of operating lease
Year Ending December 31	Operating Leases
2022	$129,362
2023	129,362
2024	129,362
2025	129,362
Total lease payments	517,448
Less: Imputed interest/present value discount	(63,334)
Total	$454,114